Income Taxes Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ (105)	$ 621	$ 1,092
State	0	18	61
Total current provision	(105)	639	1,153
Deferred:
Federal	(3,837)	(2,776)	(3,862)
State	(1,653)	1,044	(641)
Total deferred	(5,490)	(1,732)	(4,503)
Income Tax Expense (Benefit)	$ (5,595)	$ (1,093)	$ (3,350)